Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 702,423	$ 784,001	$ 1,978,809
Accounts Receivable	51,280	38,152	4,226
Deferred income taxes	212,485	196,097	206,283
Income tax receivable	24,624
Other current assets	42,526	66,093	26,042
Total current assets	1,033,338	1,084,343	2,215,360
Property and equipment, net of accumulated depreciation	366,541	141,948	149,315
Intangibles, net of accumulated amortization		232	1,568
Deferred income taxes	21,458	14,536	2,214
Deposits	29,995	29,995	29,995
Total assets	1,451,332	1,271,054	2,398,452
Liabilities and Shareholder's Equity
Deferred revenue	329,494	351,059	335,425
Income taxes payable		42,590	458,631
Allowance for refunds and chargebacks	9,036	9,036	7,202
Accrued expenses and other	159,932	128,989	173,587
Total current liabilities	498,462	531,674	974,845
Shareholder's equity:
Preferred stock
Common stock	14,846	14,768	13,842
Additional paid in capital	1,365,019	1,111,175	276,924
Accumulated deficit	(426,995)	(386,563)	1,132,841
Total shareholder's equity	952,870	739,380	1,423,607
Total liabilities and shareholder's equity	$ 1,451,332	$ 1,271,054	$ 2,398,452